Major customers representing at least 10% of net sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
NET SALES	$ 945,921	$ 922,100	$ 539,521
Net sales | Customers accounted for 10% or more | Intel
Revenue, Major Customer [Line Items]
NET SALES		$ 94,781
Major customers, percentage of net sales		10.00%
Net sales | Customers accounted for 10% or more | Micron
Revenue, Major Customer [Line Items]
NET SALES	$ 235,934	$ 243,204	$ 127,708
Major customers, percentage of net sales	25.00%	26.00%	24.00%
Net sales | Customers accounted for 10% or more | SK Hynix
Revenue, Major Customer [Line Items]
NET SALES	$ 191,873
Major customers, percentage of net sales	20.00%